SHAREHOLDERS' DEFICIT - Ordinary Shares (Details)							12 Months Ended
	Jan. 19, 2026 USD ($) shares	Dec. 23, 2025 USD ($) $ / shares shares	Sep. 19, 2024 USD ($) shares	Sep. 16, 2024 USD ($)	Feb. 22, 2024 USD ($) $ / shares shares	Mar. 18, 2022 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2024 USD ($) $ / shares shares	Aug. 23, 2024 shares
Ordinary Shares [Line Items]
Common Stock, Authorized Price per Share | $ / shares					$ 50
Common shares, shares authorized					5,000,000,000		5,000,000,000		5,000,000,000
Common shares, par value (in dollars per share) | $ / shares					$ 0.00001		$ 0.00001		$ 0.00001
Common shares, shares issued							707,196,733		694,134,038
Common shares, shares outstanding							640,672,331		676,826,794
Share subscription agreement
Ordinary Shares [Line Items]
Number of shares issued		12,408,759
Cash consideration | $		$ 17,000,000
Common stock subscribed		16,788,321
Price per share | $ / shares		$ 1.37
Total purchase price | $		$ 23,000,000
Share subscription agreement | Subsequent events
Ordinary Shares [Line Items]
Number of shares issued	4,379,562
Cash consideration | $	$ 6,000,000
Shares lock-up period	6 months
Employee | 2022 Share Incentive Plan
Ordinary Shares [Line Items]
Number of shares issued							110,300		110,300
Lotus Technology Inc | Lotus E V
Ordinary Shares [Line Items]
Shares outstanding prior to recapitalization					2,142,922,222
Shares outstanding post recapitalization					474,621,603
Recapitalization factor					0.2215
Reduction value of ordinary shares | $					$ 16,000
Ordinary shares issued					202,114,211
Number of shares issued					474,621,603
Series Pre-A Redeemable Convertible Preferred Shares | Pre A Investor B
Ordinary Shares [Line Items]
Number of shares redesignated from ordinary shares						5,332,827
Number of per shares redesignated from ordinary shares | $ / shares						$ 4.43
Re-designation of ordinary share into preferred shares | $						$ 23,650,000
LCA Acquisition Sponsor LP | Lotus Technology Inc | Lotus E V
Ordinary Shares [Line Items]
Ordinary shares issued					1,417,544
Number of shares issued					7,087,718
Deutsche Bank Trust Company Americas
Ordinary Shares [Line Items]
Ordinary shares future issuance										16,000,000
Westwood Capital Group LLC
Ordinary Shares [Line Items]
Value of shares issued | $							$ 1,301,000	[1]	$ 4,307,000
Cash consideration | $							$ 1,301,000		$ 807,000
Westwood Capital Group LLC | Security purchase agreement
Ordinary Shares [Line Items]
Number of shares issued			700,000				649,000		202,500
Value of shares issued | $			$ 3,500
Cash consideration | $							$ 1,301,000		$ 807,000
Westwood Capital Group LLC | ADR | Security purchase agreement
Ordinary Shares [Line Items]
Maximum value of stock committed to be purchased | $				$ 350,000,000
Purchase commitment period for sale of stock				36 months

[1]	Amounts less than US$0.5.